SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS (Details)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the year ended December 31, 2024	$ 375,940
For the year ended December 31, 2025	288,594
Total	$ 664,534